                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------



                               THE MILESTONE FUNDS
                         TREASURY OBLIGATIONS PORTFOLIO



                                     ADVISER
                       Milestone Capital Management, L.P.



                               ------------------


                                  ANNUAL REPORT


                                NOVEMBER 30, 1999

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TABLE OF CONTENTS

Letter to Our Shareholders........................       3

Portfolio of Investments..........................       4

Statement of Assets and Liabilities...............       6

Statement of Operations...........................       7

Statements of Changes in Net Assets...............       8

Notes to Financial Statements.....................       9

Financial Highlights..............................      12

Independent Auditors' Report......................      17

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------


TREASURY OBLIGATIONS PORTFOLIO
LETTER TO OUR SHAREHOLDERS
DECEMBER 31, 1999

Dear Investors:

As we complete our FIFTH FULL YEAR of operation and look ahead to the new millenium, we would like to express our heartfelt thanks to each of our investors for your on-going confidence in the Milestone team. 1999 and each of the four prior years have been highly successful ones for the Fund and its shareholders because of your support.

Over the last five years, many "milestones" have been achieved on behalf of our investors, including:

o 5 CONSECUTIVE YEARS OF STABLE ASSET GROWTH--since inception, total net assets in the Fund have grown to $2.675 billion as of year-end 1999, reflecting an 11% increase over 1998 year-end levels.

o 5 CONSECUTIVE YEARS OF CONSISTENTLY COMPETITIVE PERFORMANCE-- the Fund's five year gross compound annualized return is ranked in the Top 5 of IBC Financial Data's Universe of Institutional Treasury and Repo Funds.

o 5 CONSECUTIVE YEARS OF ENHANCED LIQUIDITY MANAGEMENT--in 1999 the Fund's cut-off time was moved to 5:00 p.m. Eastern Time to further accommodate institutional investors' late day liquidity needs.

o 5 CONSECUTIVE YEARS OF VALUE-ADDED CLIENT SERVICE--listening closely to our investors, providing direct daily access to our team of professionals, and employing our expertise and cutting-edge technology to meet the unique requirements of each client have enabled us to deliver the highest standard of service to our shareholders. Innovative technological services such as CashChat(TM) and custom-designed internet transaction websites have been developed in anticipation of investors' continuously changing needs.

From a portfolio management perspective, the past year was a very eventful one for the financial markets. In early 1999 it became evident that the worst of the global crisis was over and many investors' concerns about the U.S. economy had eased. In fact, the domestic economy was actually stronger than most economists had forecasted. This unexpectedly strong growth triggered fears among investors that inflationary pressures might re-emerge. Subsequently, signs that price pressures were building began to appear in the form of tighter labor markets, higher oil prices, and rising manufacturing prices. In response, by the end of the second quarter and continuing into the third and fourth quarters, the Federal Reserve raised short-term interest rates three times--bringing the Fed Funds rate up to 5.50%. Given a continued robust economy and some signs of accelerating inflation, we currently anticipate that the Federal Reserve will raise rates at least twice in the first half of 2000.

In looking ahead to the coming year, we renew our commitment to work in partnership with each of our clients to meet the full range of your liquidity management, cash management, and related technology needs. Please let us know how we can continue to be of greatest service to you throughout 2000.


/s/ Janet Tiebout Hanson                     /s/ Marc H. Pfeffer

JANET TIEBOUT HANSON                         MARC H. PFEFFER
Chairman of the Board of Trustees            Chief Investment Officer
The Milestone Funds                          Milestone Capital Management, L.P.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------


TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1999
($ in Thousands)

------------------------------------------------------------------------------------------------
                                                                                        VALUE
                             PRINCIPAL AMOUNT    INTEREST RATE    MATURITY DATE        (NOTE 1)
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 14.3%
U.S. TREASURY NOTES - 14.3%
                                     $ 57,000            5.50%          3/31/00         $ 57,109
                                      130,000           6.375%          5/15/00          130,806
                                       60,000            5.50%          5/31/00           60,151
                                       25,000            6.25%          8/31/00           25,128
                                       15,000            4.50%          9/30/00           14,881
                                       35,000           6.125%          9/30/00           35,185
                                                                                         323,260
------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $323,260)                              323,260
------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 85.7%


ABN AMRO, Inc., dated 11/30/99, repurchase price $100,016 (U.S. Treasury Bill: $21,750, 1/6/00; U.S. Treasury
Notes: $80,387, 5.25%-6.75%, 4/30/00-8/15/03; aggregate market value $102,000)
                                      100,000            5.68%          12/1/99          100,000

Banc One Capital Markets, Inc., dated 11/30/99, repurchase price $100,016 (U.S. Treasury Bills: $13,156,
12/2/99-11/9/00; U.S. Treasury Bond: $74,700, 11.125%, 8/15/03; aggregate market value $102,003)
                                      100,000            5.66%          12/1/99          100,000

Barclays Capital, Inc., dated 11/30/99, repurchase price $94,353 (U.S. Treasury Note: $95,043, 6.125%,
9/30/00; market value $96,226)
                                       94,338            5.68%          12/1/99           94,338

Bear, Stearns & Co., Inc., dated 11/30/99, repurchase price $375,059 (U.S. Treasury Bills: $17,802,
2/17/00-10/12/00; U.S. Treasury Bond: $1,820, 8.25%, 5/15/05; U.S. Treasury Notes: $361,996, 4.50%-8.00%,
8/31/00-8/15/05; aggregate market value $385,197)
                                      375,000            5.68%          12/1/99          375,000

Chase Securities, Inc., dated 11/30/99, repurchase price $105,017 (U.S. Treasury Notes: $104,169, 6.12%-7.50%,
11/15/01-6/30/02; aggregate market value $107,104)
                                      105,000            5.66%          12/1/99          105,000

Deutsche Bank Securities, Inc., dated 11/30/99, repurchase price $105,017 (U.S. Treasury Bill: $20,816,
11/09/00; U.S. Treasury Notes: $87,649, 4.50%, 9/30/00; aggregate market value $107,101)
                                      105,000            5.66%          12/1/99          105,000

Donaldson, Lufkin & Jenrette Securities Corp., dated 11/30/99, repurchase price $100,016 (U.S. Treasury Bond:
$12,078, 11.75%, 2/15/01; U.S. Treasury Note: $90,133, 5.25%, 8/15/03; aggregate market value $102,001)
                                      100,000            5.67%          12/1/99          100,000

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------


TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONT'D)
NOVEMBER 30, 1999
($ in Thousands)

------------------------------------------------------------------------------------------------
                                                                                        VALUE
                             PRINCIPAL AMOUNT    INTEREST RATE    MATURITY DATE        (NOTE 1)
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 85.7% (CONT'D)

Greenwich Capital Markets, Inc., dated 11/30/99, repurchase price $100,016 (U.S. Treasury Bill: $100,000,
5/11/00; U.S. Treasury Notes: $4,427, 5.87%, 9/30/02-11/15/05; aggregate market value $102,005)
                                      100,000            5.69%          12/1/99          100,000

Morgan Stanley & Co., Inc., dated 11/30/99, repurchase price $100,016 (U.S. Treasury Bill: $106,660, 8/17/00, market value $102,508)
                                      100,000            5.65%          12/1/99          100,000

Nesbitt Burns Securities, Inc., dated 11/30/99, repurchase price $100,016 (U.S. Treasury Bills: $105,422,
12/2/99-10/12/00; market value $102,001)
                                      100,000            5.68%          12/1/99          100,000

Salomon Smith Barney, Inc., dated 11/30/99, repurchase price $100,016 (U.S. Treasury Note: $105,540, 5.25%,
5/15/04; market value $102,051)
                                      100,000            5.68%          12/1/99          100,000

SG Cowen Securities Corp., dated 11/30/99, repurchase price $100,016 (U.S. Treasury Bills: $106,529,
1/13/00-10/12/00; market value $102,043)
                                      100,000            5.68%          12/1/99          100,000

Warburg Dillon Read LLC, dated 9/24/99, repurchase price $95,918 (U.S. Treasury Bonds: $29,163, 9.37%-11.75%,
2/15/01-2/15/06; U.S. Treasury Notes: $63,018, 5.50%-7.50%, 5/31/01-10/15/06; aggregate market value $96,905)
                                       95,000            5.35%          2/18/00           95,000

Warburg Dillon Read LLC, dated 11/5/99, repurchase price $100,346 (U.S. Treasury Bonds: $30,303,
11.75%-12.37%, 2/15/01-5/15/04; U.S. Treasury Notes: $65,122, 5.12%-5.87%, 2/15/00-11/15/04; aggregate market value $102,001)
                                      100,000            5.42%           3/3/00          100,000

Warburg Dillon Read LLC, dated 11/30/99, repurchase price $255,040 (U.S. Treasury Bond: $29,615, 11.87%,
11/15/03; U.S. Treasury Notes: $220,680, 5.00%-6.62%, 2/28/01-7/15/06; aggregate market value $260,104)
                                      255,000            5.67%          12/1/99          255,000

------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $1,929,338)                                          1,929,338
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $2,252,598)--100.0%                                            2,252,598
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.0)%                                              (641)
------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                    $2,251,957
================================================================================================

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999

ASSETS:
  Investments, at amortized cost (note 1)                      $  323,260,070
  Repurchase agreements, at value and cost (note 1)             1,929,338,000
  Cash                                                                    766
  Interest receivable                                               3,398,984
  Deferred organization costs and prepaid expenses                     33,174
                                                               --------------
Total assets                                                    2,256,030,994
                                                               --------------
LIABILITIES:
  Advisory fee payable                                                194,233
  Shareholder Service fee payable- Investor Shares                     68,478
  Shareholder Service fee payable- Institutional Shares                47,188
  Shareholder Service fee payable- Service Shares                       5,944
  Shareholder Service fee payable- Premium Shares                      14,277
  Distribution fee payable- Service Shares                              1,219
  Distribution fee payable- Premium Shares                             11,928
  Dividends payable                                                 3,573,027
  Accrued expenses                                                    157,534
                                                               --------------
Total liabilities                                                   4,073,828
                                                               --------------
NET ASSETS                                                     $2,251,957,166
                                                               ==============

NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $  343,781,050
  Institutional Shares                                          1,199,512,723
  Financial Shares                                                599,948,205
  Service Shares                                                   39,916,573
  Premium Shares                                                   68,798,615
                                                               --------------
NET ASSETS                                                     $2,251,957,166
                                                               ==============
SHARES OUTSTANDING
  Investor Shares                                                 343,781,050
                                                               ==============
  Institutional Shares                                          1,199,512,723
                                                               ==============
  Financial Shares                                                599,948,205
                                                               ==============
  Service Shares                                                   39,916,573
                                                               ==============
  Premium Shares                                                   68,798,615
                                                               ==============

NET ASSET VALUE PER SHARE                                               $1.00
                                                               ==============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                 2,251,957,166
                                                               ==============
NET ASSETS                                                     $2,251,957,166
                                                               ==============

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1999

INVESTMENT INCOME:
  Interest                                                    $  116,653,875
                                                              --------------
EXPENSES (note 2):
  Advisory fees                                                    2,331,569
  Administration fees                                                100,000
  Shareholder Service fees
     Investor Shares                                                 771,601
     Institutional Shares                                            723,586
     Service Shares                                                  126,471
     Premium Shares                                                  183,134
  Distribution fees
     Service Shares                                                   26,620
     Premium Shares                                                  150,661
  Custodian fees and expenses                                        188,442
  Registration and filing fees                                       181,682
  Transfer agent fees and expenses                                   165,082
  Cash management fees                                               100,232
  Publication expenses and rating service fees                        82,699
  Accounting service fees                                             60,597
  Legal fees                                                          45,272
  Reports to shareholders                                             41,462
  Amortization of organization costs                                  31,212
  Insurance expense                                                   26,533
  Audit fees                                                          20,771
  Trustees' fees                                                      12,381
  Other expenses                                                      33,385
                                                              --------------
Net expenses                                                       5,403,392
                                                              --------------
NET INVESTMENT INCOME                                            111,250,483
NET REALIZED GAIN ON INVESTMENTS                                      31,662
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  111,282,145
                                                              ==============

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                        FOR THE YEAR         FOR THE YEAR
                                           ENDED                ENDED
                                      NOVEMBER 30, 1999    NOVEMBER 30, 1998
                                      -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                $   111,250,483      $   115,476,358
  Net realized gain on investments              31,662               13,517
                                       ---------------      ---------------
    Net increase in net assets
      resulting from operations            111,282,145          115,489,875
                                       ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income-Investor
    Shares                                 (14,208,869)         (15,266,103)
  Net investment
    income-Institutional Shares            (64,901,816)         (76,898,628)
  Net investment income-Financial
    Shares                                 (26,644,144)         (12,891,937)
  Net investment income-Service
    Shares                                  (2,274,224)          (6,109,949)
  Net investment income-Premium
    Shares                                  (3,221,430)          (4,309,741)
  Net realized gain on
    investments-Investor Shares                 (4,352)              (2,431)
  Net realized gain on
    investments-Institutional
    Shares                                     (18,836)              (7,083)
  Net realized gain on
    investments-Financial Shares                (7,100)              (1,428)
  Net realized gain on
    investments-Service Shares                    (429)              (1,850)
  Net realized gain on
    investments-Premium Shares                    (945)                (725)
                                       ---------------      ---------------
    Total distributions to
      shareholders                        (111,282,145)        (115,489,875)
                                       ---------------      ---------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST*:
  Sale of shares-Investor Shares         1,688,702,990        1,943,037,601
  Sale of shares-Institutional
    Shares                               7,809,424,119       11,020,380,539
  Sale of shares-Financial Shares        4,949,618,119        1,099,712,000
  Sale of shares-Service Shares            168,815,130          288,570,874
  Sale of shares-Premium Shares            141,659,128          191,389,622
  Reinvested dividends-Investor
    shares                                   6,276,557            5,666,907
  Reinvested
    dividends-Institutional Shares          43,482,802           54,977,458
  Reinvested dividends-Financial
    Shares                                  16,920,776            5,026,423
  Reinvested dividends-Service
    Shares                                     104,680               37,555
  Reinvested dividends-Premium
    Shares                                       6,289                   --
  Cost of shares
    repurchased-Investor Shares         (1,772,286,339)      (1,912,845,866)
  Cost of shares
    repurchased-Institutional Share     (8,340,229,339)     (10,572,428,163)
  Cost of shares
    repurchased-Financial Shares        (4,681,146,718)        (880,647,883)
  Cost of shares
    repurchased-Service Shares            (238,995,904)        (420,683,543)
  Cost of shares
    repurchased-Premium Shares            (158,804,282)        (189,690,783)
                                       ---------------      ---------------
    Net increase (decrease) in net
      assets from shares of
      beneficial interest                 (366,451,992)         632,502,741
                                       ---------------      ---------------
  Total Increase (decrease)               (366,451,992)         632,502,741
NET ASSETS:
  Beginning of period                    2,618,409,158        1,985,906,417
                                       ---------------      ---------------
  End of period                        $ 2,251,957,166      $ 2,618,409,158
                                       ===============      ===============

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares, Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Services Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 1999 is substantially the same as shown on the accompanying portfolio of investments.

MULTIPLE CLASS ALLOCATIONS - Each share of the classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, that are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 1999

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust had adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee at an annual rate equal to 0.25% of the average daily net assets of the Investor Shares, Service Shares and Premium Shares. For Institutional Shares, the Adviser receives from the Trust a fee at an annual rate up to 0.10% of the average daily net assets. For the year ended November 30, 1999, the Adviser received a 0.05% shareholder service fee. Effective December 1, 1999, the Board of Trustees of the Milestone Funds consented to and adopted a Shareholder Service Plan for the Financial Class of the Portfolio. Under this plan, the Adviser will receive from the Trust an annual shareholder service fee of up to 0.05% of the average daily net assets of the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 1999

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust of Underwriter. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 1999, there were no unreimbursed expenses. For the year ended November 30, 1999, the Portfolio incurred 0.05% and 0.20% of these distribution expenses for the Service and the Premium Shares.

Effective December 7, 1998, Unified Fund Services, Inc. became the Trust's transfer agent and dividend disbursing agent, replacing Countrywide Fund Services, Inc. Effective December 7, 1998, Unified Management Corporation became the Trust's Underwriter of the Portfolio's shares, replacing CW Fund Distributors, Inc., pursuant to an Underwriting Agreement with the Trust and serving under the same terms and conditions as the previous underwriter. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                          INVESTOR
                                                                           SHARES
                                          ------------------------------------------------------------------------
                                                                                                        FOR THE
                                                                                                         PERIOD
                                                                                                      DECEMBER 30,
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR      1994*
                                              ENDED          ENDED          ENDED          ENDED        THROUGH
                                          NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                              1999           1998           1997           1996           1995
                                          ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                   $1.00          $1.00          $1.00          $1.00          $1.00
                                              -----          -----          -----          -----          -----
Net investment income                         0.046          0.051          0.051          0.050          0.051
Dividends from net
  investment income                          (0.046)        (0.051)        (0.051)        (0.050)        (0.051)
                                             -------        -------        -------        -------        -------
Ending net asset value per share              $1.00          $1.00          $1.00          $1.00          $1.00
                                              =====          =====          =====          =====          =====
TOTAL RETURN                                   4.69%          5.23%          5.23%          5.11%          5.71%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses(b)                                  0.40%          0.40%          0.41%          0.45%          0.38%(a)
  Net investment income                        4.60%          5.08%          5.13%          4.99%          5.63%(a)

Net assets at the end of
  the period (000's omitted)                 $343,781       $421,088       $385,229       $ 82,915       $ 82,273

(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.00%, 0.01% and 0.14%, for each of the respective periods presented.

 *  Commencement of operations.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                       INSTITUTIONAL
                                                                           SHARES
                                          ------------------------------------------------------------------------
                                                                                                       FOR THE
                                                                                                        PERIOD
                                                                                                       JUNE 20,
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR      1995*
                                              ENDED          ENDED          ENDED          ENDED        THROUGH
                                          NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                              1999           1998           1997          1996           1995
                                          ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                    $1.00          $1.00          $1.00         $1.00          $1.00
                                               -----          -----          -----         -----          -----
Net investment income                          0.048          0.053          0.053         0.052          0.026
Dividends from net
  investment income                           (0.048)        (0.053)        (0.053)       (0.052)        (0.026)
                                              -------        -------        -------       -------        -------
Ending net asset value per
  share                                        $1.00          $1.00          $1.00         $1.00          $1.00
                                               =====          =====          =====         =====          =====
TOTAL RETURN                                    4.91%          5.45%          5.46%         5.37%          5.76%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses(b)                                   0.20%          0.20%          0.20%         0.20%          0.20%(a)
  Net investment income                         4.79%          5.30%          5.32%         5.21%          5.69%(a)

Net assets at the end of
  the period (000's omitted)                $1,199,513     $1,686,835     $1,183,905      $897,173       $229,159

(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.01%, 0.01%, 0.02% and 0.17%, for each of the respective periods presented.

 *  Commencement of operations.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                FINANCIAL
                                                                                 SHARES
                                                       -----------------------------------------------------------
                                                                                                   FOR THE PERIOD
                                                         FOR THE YEAR         FOR THE YEAR         MARCH 13, 1997*
                                                            ENDED                ENDED                THROUGH
                                                       NOVEMBER 30, 1999    NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                                       -----------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT THE PERIOD
Beginning net asset value per share                            $1.00                $1.00               $1.00
                                                               -----                -----               -----
Net investment income                                          0.049                0.054               0.038
Dividends from net investment income                          (0.049)              (0.054)             (0.038)
                                                              -------              -------             -------
Ending net asset value per share                               $1.00                $1.00               $1.00
                                                               =====                =====               =====
TOTAL RETURN                                                    4.97%                5.50%               5.52%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses                                                      0.14%                0.15%               0.14%(a)
  Net investment income                                         4.90%                5.28%               5.45%(a)
Net assets at the end of the period (000's omitted)           $599,948             $314,556             $90,465

(a) Annualized
*   Commencement of operations.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                 SERVICE
                                                                                 SHARES
                                                       -----------------------------------------------------------
                                                                                                  FOR THE PERIOD
                                                         FOR THE YEAR         FOR THE YEAR          MAY 2, 1997*
                                                             ENDED                ENDED               THROUGH
                                                       NOVEMBER 30, 1999    NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                                       -----------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT THE PERIOD
Beginning net asset value per share                            $1.00                $1.00               $1.00
                                                               -----                -----               -----
Net investment income                                          0.046                0.051               0.030
Dividends from net investment income                          (0.046)              (0.051)             (0.030)
                                                              -------              -------             -------
Ending net asset value per share                               $1.00                $1.00               $1.00
                                                               =====                =====               =====
TOTAL RETURN                                                    4.65%                5.19%               5.21%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses                                                      0.45%                0.45%               0.45%(a)
  Net investment income                                         4.50%                5.07%               5.15%(a)
Net assets at the end of the period (000's omitted)            $39,917             $109,993            $242,068

(a) Annualized
*   Commencement of operations.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                 PREMIUM
                                                                                 SHARES
                                                       -----------------------------------------------------------
                                                                                                  FOR THE PERIOD
                                                         FOR THE YEAR         FOR THE YEAR         MAY 20, 1997*
                                                             ENDED                ENDED               THROUGH
                                                       NOVEMBER 30, 1999    NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                                       -----------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT THE PERIOD
Beginning net asset value per share                            $1.00                $1.00               $1.00
                                                               -----                -----               -----
Net investment income                                          0.044                0.049               0.027
Dividends from net investment income                          (0.044)              (0.049)             (0.027)
                                                              -------              -------             -------
Ending net asset value per share                               $1.00                $1.00               $1.00
                                                               =====                =====               =====
TOTAL RETURN                                                    4.49%                5.03%               5.06%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses                                                      0.60%                0.60%               0.60%(a)
  Net investment income                                         4.40%                4.92%               5.01%(a)
Net assets at the end of the period (000's omitted)            $68,799              $85,937             $84,239

(a) Annualized
*   Commencement of operations.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
INDEPENDENT AUDITORS' REPORT
THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 1999, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods ended November 30, 1999, November 30, 1998 and November 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended November 30, 1996 and for the period ended November 30, 1995 were audited by other auditors whose report, dated January 14, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds, as of November 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
December 30, 1999

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

                                     Adviser
--------------------------------------------------------------------------------
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701

                          Underwriter / Transfer Agent
--------------------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806
                                  800-363-7660

                                 Primary Dealer
--------------------------------------------------------------------------------
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167

                            Administrator / Custodian
--------------------------------------------------------------------------------
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                                  Legal Counsel
--------------------------------------------------------------------------------
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022

                              Independent Auditors
--------------------------------------------------------------------------------
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434

                   This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                              The Milestone Funds
                One Executive Boulevard, Yonkers, New York 10701
                                  800-941-MILE